Annual Total Returns- Vanguard Small-Cap Value Index Fund (Investor) [BarChart] - Investor - Vanguard Small-Cap Value Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.16%)	18.56%	36.41%	10.39%	(4.78%)	24.65%	11.67%	(12.34%)	22.61%	5.72%